Debt (Details Narrative) - Southland Holding Llc [Member] - USD ($) $ in Thousands		6 Months Ended
	Jun. 06, 2022	Jun. 30, 2022	Jun. 30, 2021
Line of Credit Facility [Line Items]
Weighted average interest rate		2.94%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 75,000	$ 75,000	$ 50,000
Line of credit interest rate	0.90%
Margin rate	2.10%
Secured Debt [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest rates		2.40%
Secured Debt [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest rates		5.65%
Mortgages [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest rates		3.84%
Mortgages [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest rates		5.99%